Pioneer Intrinsic Value Fund
Schedule of Investments  |  June 30, 2024

A: PISVX	C: PVCCX	Y: PISYX

Schedule of Investments  |  6/30/24
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 102.6%
	Common Stocks — 98.9% of Net Assets
	Air Freight & Logistics — 4.1%
544	United Parcel Service, Inc., Class B	$ 74,446
	Total Air Freight & Logistics	$74,446

	Automobiles — 2.1%
3,074	Ford Motor Co.	$ 38,548
	Total Automobiles	$38,548

	Banks — 14.3%
1,986	Bank of America Corp.	$ 78,983
769	Citizens Financial Group, Inc.	27,707
1,755	Truist Financial Corp.	68,182
1,423	Wells Fargo & Co.	84,511
	Total Banks	$259,383

	Beverages — 1.6%
576	Molson Coors Beverage Co., Class B	$ 29,278
	Total Beverages	$29,278

	Biotechnology — 2.4%
643	Gilead Sciences, Inc.	$ 44,116
	Total Biotechnology	$44,116

	Broadline Retail — 1.5%
523	eBay, Inc.	$ 28,096
	Total Broadline Retail	$28,096

	Capital Markets — 7.7%
532	Morgan Stanley	$ 51,705
451	Northern Trust Corp.	37,875
674	State Street Corp.	49,876
	Total Capital Markets	$139,456

	Chemicals — 4.5%
543	LyondellBasell Industries NV, Class A	$ 51,943
1,034	Mosaic Co.	29,883
	Total Chemicals	$81,826

	Communications Equipment — 4.3%
1,631	Cisco Systems, Inc.	$ 77,489
	Total Communications Equipment	$77,489

1Pioneer Intrinsic Value Fund | 6/30/24

Shares		Value
	Consumer Staples Distribution & Retail — 3.0%
231	Target Corp.	$ 34,197
1,638	Walgreens Boots Alliance, Inc.	19,812
	Total Consumer Staples Distribution & Retail	$54,009

	Diversified Telecommunication Services — 3.0%
1,301	Verizon Communications, Inc.	$ 53,653
	Total Diversified Telecommunication Services	$53,653

	Electric Utilities — 3.6%
261	Duke Energy Corp.	$ 26,160
679	Eversource Energy	38,506
	Total Electric Utilities	$64,666

	Energy Equipment & Services — 0.7%
384	Halliburton Co.	$ 12,971
	Total Energy Equipment & Services	$12,971

	Financial Services — 1.3%
401(a)	PayPal Holdings, Inc.	$ 23,270
	Total Financial Services	$23,270

	Food Products — 3.7%
608	Kellanova	$ 35,070
997	Kraft Heinz Co.	32,123
	Total Food Products	$67,193

	Health Care Equipment & Supplies — 1.9%
436	Medtronic Plc	$ 34,318
	Total Health Care Equipment & Supplies	$34,318

	Health Care Providers & Services — 2.3%
301	Quest Diagnostics, Inc.	$ 41,201
	Total Health Care Providers & Services	$41,201

	Hotels, Restaurants & Leisure — 0.8%
123(a)	Expedia Group, Inc.	$ 15,497
	Total Hotels, Restaurants & Leisure	$15,497

	Household Durables — 2.1%
382	Whirlpool Corp.	$ 39,040
	Total Household Durables	$39,040

	Industrial Conglomerates — 1.7%
295	3M Co.	$ 30,146
	Total Industrial Conglomerates	$30,146

Pioneer Intrinsic Value Fund | 6/30/242

Schedule of Investments  |  6/30/24
(unaudited) (continued)
Shares		Value
	Insurance — 2.4%
578	American International Group, Inc.	$ 42,911
	Total Insurance	$42,911

	IT Services — 3.3%
351	International Business Machines Corp.	$ 60,705
	Total IT Services	$60,705

	Machinery — 5.1%
175	Deere & Co.	$ 65,385
217(a)	Middleby Corp.	26,607
	Total Machinery	$91,992

	Metals & Mining — 1.4%
599	Newmont Corp.	$ 25,080
	Total Metals & Mining	$25,080

	Oil, Gas & Consumable Fuels — 10.8%
481	ConocoPhillips	$ 55,017
2,128	Coterra Energy, Inc.	56,754
730	Exxon Mobil Corp.	84,037
	Total Oil, Gas & Consumable Fuels	$195,808

	Pharmaceuticals — 4.8%
339	Johnson & Johnson	$ 49,548
791	Sanofi S.A. (A.D.R.)	38,380
	Total Pharmaceuticals	$87,928

	Software — 0.5%
146(a)	Zoom Video Communications, Inc., Class A	$ 8,642
	Total Software	$8,642

	Specialty Retail — 1.1%
248	Best Buy Co., Inc.	$ 20,904
	Total Specialty Retail	$20,904

	Technology Hardware, Storage & Peripherals — 1.4%
716	HP, Inc.	$ 25,074
	Total Technology Hardware, Storage & Peripherals	$25,074

	Trading Companies & Distributors — 1.5%
289	AerCap Holdings NV	$ 26,935
	Total Trading Companies & Distributors	$26,935

	Total Common Stocks (Cost $1,690,062)	$1,794,581

3Pioneer Intrinsic Value Fund | 6/30/24

Shares		Value

	SHORT TERM INVESTMENTS — 3.7% of Net Assets
	Open-End Fund — 3.7%
66,854(b)	Dreyfus Government Cash Management, Institutional Shares, 5.19%	$ 66,854
		$66,854

	TOTAL SHORT TERM INVESTMENTS (Cost $66,854)	$66,854

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 102.6% (Cost $1,756,916)	$1,861,435
	OTHER ASSETS AND LIABILITIES — (2.6)%	$(47,711)
	net assets — 100.0%	$1,813,724

(A.D.R.)	American Depositary Receipts.
(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at June 30, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of June 30, 2024 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$1,794,581	$—	$—	$1,794,581
Open-End Fund	66,854	—	—	66,854
Total Investments in Securities	$1,861,435	$—	$—	$1,861,435
During the period ended June 30, 2024, there were no transfers in or out of Level 3.
Pioneer Intrinsic Value Fund | 6/30/244